Document and Entity Information	3 Months Ended
Mar. 31, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	Gamida Cell Ltd.
Entity Central Index Key	0001600847
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Type	F-1
Document Period End Date	Mar. 31, 2019
Amendment Flag	false